Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 3,173.8	$ 3,108.5
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	980.5	911.5
Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,899.5	1,819.4
Non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	126.9	143.2
Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	166.9	234.4
Corporate and other
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	150.7	217.8
Corporate and other | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	3.6	3.2
Corporate and other | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other | Non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	147.1	214.6
Operating segments | Young-Davidson
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,504.7	1,520.6
Operating segments | Young-Davidson | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	663.2	686.8
Operating segments | Young-Davidson | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	841.5	833.8
Operating segments | Young-Davidson | Non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments | Young-Davidson | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments | Island Gold
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,174.6	1,035.8
Operating segments | Island Gold | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	114.5	115.4
Operating segments | Island Gold | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	939.8	876.4
Operating segments | Island Gold | Non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	100.5	24.2
Operating segments | Island Gold | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	19.8	19.8
Operating segments | Mulatos1
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	343.8	334.3
Operating segments | Mulatos1 | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	199.2	106.1
Operating segments | Mulatos1 | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	118.2	109.2
Operating segments | Mulatos1 | Non-depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	26.4	119.0
Operating segments | Mulatos1 | Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 0.0	$ 0.0